Non-current assets - right-of-use assets, Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 266	$ 334	$ 71
Plant and Equipment - Right-of-use [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	755	755
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ (489)	$ (421)